FINANCIAL RISK MANAGEMENT - Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Rent receivables	$ 3,581	$ 4,510
Credit risk
Disclosure of credit risk exposure [line items]
Rent receivables	3,581	4,510
Credit risk | Investment in debt instruments
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 0	$ 8,629